Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	May 11, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Dodge & Cox Stock Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Dodge & Cox Stock Fund — Class I
Account Value	$ 27,993				$ 24,454				$ 20,819				$ 22,445				$ 17,038	$ 15,898	$ 12,737	$ 13,710	$ 11,585	$ 9,553	$ 10,000
Dodge & Cox Stock Fund - Class X
Account Value [Line Items]
Line Graph and Table Measure Name	Dodge & Cox Stock Fund — Class X
Account Value	$ 28,116				24,523				20,848				22,445				17,038	15,898	12,737	13,710	11,585	9,553	10,000
Dodge & Cox Global Stock Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Dodge & Cox Global Stock Fund — Class I
Account Value	$ 21,575				20,527				17,069				18,119				15,005	14,153	11,428	13,083	10,767	9,195	10,000
Dodge & Cox Global Stock Fund - Class X
Account Value [Line Items]
Line Graph and Table Measure Name	Dodge & Cox Global Stock Fund — Class X
Account Value	$ 21,629				20,561				17,080				18,119				15,005	14,153	11,428	13,083	10,767	9,195	10,000
Dodge & Cox International Stock Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Dodge & Cox International Stock Fund — Class I
Account Value	$ 15,329				14,768				12,655				13,575				12,227	11,977	9,755	11,895	9,597	8,864	10,000
Dodge & Cox International Stock Fund Class X
Account Value [Line Items]
Line Graph and Table Measure Name	Dodge & Cox International Stock Fund — Class X
Account Value	$ 15,368				14,791				12,664				13,575				12,227	11,977	9,755	11,895	9,597	8,864	10,000
Dodge & Cox Emerging Markets Stock Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Dodge & Cox Emerging Markets Stock Fund
Account Value	$ 9,352	$ 10,229	$ 9,290	$ 9,069	8,700	$ 8,149	$ 8,252	$ 8,087	7,673	$ 6,736	$ 7,628	$ 8,267	9,018	$ 9,150	$ 10,090	$ 10,000
Dodge & Cox Balanced Fund Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Dodge & Cox Balanced Fund — Class I
Account Value	$ 21,499				19,752				17,359				18,718				15,690	14,545	12,159	12,748	11,322	9,714	10,000
Dodge & Cox Balanced Fund - Class X
Account Value [Line Items]
Line Graph and Table Measure Name	Dodge & Cox Balanced Fund — Class X
Account Value	$ 21,553				19,788				17,374				18,718				15,690	14,545	12,159	12,748	11,322	9,714	10,000
Dodge & Cox Income Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Dodge & Cox Income Fund — Class I
Account Value	$ 12,759				12,477				11,585				12,999				13,119	11,986	10,923	10,957	10,499	9,941	10,000
Dodge & Cox Income Fund - Class X
Account Value [Line Items]
Line Graph and Table Measure Name	Dodge & Cox Income Fund — Class X
Account Value	$ 12,791				12,498				11,598				12,999				13,119	11,986	10,923	10,957	10,499	9,941	10,000
Dodge & Cox Global Bond Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Dodge & Cox Global Bond Fund — Class I
Account Value	$ 14,039				13,960				12,430				13,540				13,656	12,206	10,876	11,036	10,189	9,379	10,000
Dodge & Cox Global Bond Fund - Class X
Account Value [Line Items]
Line Graph and Table Measure Name	Dodge & Cox Global Bond Fund — Class X
Account Value	$ 14,067				13,976				12,426				13,540				13,656	12,206	10,876	11,036	10,189	9,379	10,000
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 24,183				20,584				16,844				20,633				17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 15,985				15,147				13,101				15,597				14,465	13,073	10,758	12,538	9,858	9,434	10,000
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 8,888	$ 9,661	$ 8,886	$ 8,463	8,267	$ 7,665	$ 7,896	$ 7,825	7,528	$ 6,862	$ 7,760	$ 8,763	9,420	$ 9,545	$ 10,386	$ 10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254				27,399				21,696				26,494				20,585	17,386	13,223	13,829	11,351	10,138	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432				11,291				10,699				12,299				12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg Global Aggregate Bond Index (USD Hedged) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD Hedged)
Account Value	$ 12,201				11,800				11,013				12,405				12,580	11,915	11,010	10,819	10,501	10,102	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580				19,743				17,713				19,157				15,306	14,890	11,767	12,827	11,285	9,617	10,000
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,598				15,987				13,521				15,805				14,205	13,176	10,798	12,526	10,018	9,919	10,000
Combined Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Combined Index
Account Value	$ 22,665				19,701				16,743				19,881				17,160	14,957	12,242	12,536	10,977	10,131	10,000
Bloomberg U.S. Aggregate Bond Index 1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432				$ 11,291				$ 10,699				$ 12,299				$ 12,492	$ 11,620	$ 10,688	$ 10,687	$ 10,321	$ 10,055	$ 10,000